Appendix 2 Changes in the Scope of Consolidation - Summary of Companies Eliminated From the Scope of Consolidation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GNL Quintero S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership		20.00%
Percentage of total ownership interest		20.00%
Consolidation Method	Equity method	Equity method
Gasoducto TalTal S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership		100.00%
Percentage of total ownership interest		100.00%
Consolidation Method	Full integration	Full integration
GNL Norte S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership		100.00%
Percentage of total ownership interest		100.00%
Consolidation Method	Full integration	Full integration
Progas S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership		100.00%
Percentage of total ownership interest		100.00%
Consolidation Method	Full integration	Full integration
Compania Electrica Tarapaca S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership		3.78%
Percentage of indirect ownership		96.21%
Percentage of total ownership interest		99.99%
Consolidation Method	Full integration	Full integration
Inversiones GasAtacama Holding Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership		100.00%
Percentage of total ownership interest		100.00%
Consolidation Method	Full integration	Full integration
GasAtacama S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership		100.00%
Percentage of total ownership interest		100.00%
Consolidation Method	Full integration	Full integration
Electrogas [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership	42.50%
Percentage of total ownership interest	42.50%
Consolidation Method	Equity method	Equity method
Servicios Informaticos e Inmobiliarios Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	99.90%
Percentage of indirect ownership	0.10%
Percentage of total ownership interest	100.00%
Consolidation Method	Full integration	Full integration
Central Eolica Canela S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of indirect ownership	75.00%
Percentage of total ownership interest	75.00%
Consolidation Method	Full integration	Full integration